FINANCIAL INSTRUMENTS - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized loss			$ 631
Unrealized loss reported under change in fair value	507	5,094
Carrying value of notes payable to directors			500
Convertible Debt Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value of notes payable to directors			886
Senior secured notes | Investor
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Carrying value of notes payable		150,000	80,688	150,000
Estimated fair value of notes payable		$ 93,375	$ 78,721	$ 84,000